Total
Short-Intermediate Bond Fund
1.Effective August 29, 2024, the section entitled “Performance History for Past 10 Years” beginning on page 4 of the Tributary Short-Intermediate Bond Fund prospectus is hereby deleted in its entirety and replaced with the following:

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%) Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2024 was 1.79%.
Best Quarter	Worst Quarter
12/31/23	03/31/22
3.06%	-2.60%

Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Total Returns - Short-Intermediate Bond Fund	1 Year	5 Years	10 Years
Short-Intermediate Bond Fund - Institutional	5.54%	1.64%	1.50%
Short-Intermediate Bond Fund - Institutional | After Taxes on Distributions	4.40%	0.72%	0.62%
Short-Intermediate Bond Fund - Institutional | After Taxes on Distributions and Sales	3.26%	0.86%	0.76%
Short-Intermediate Bond Fund - Institutional Plus	5.57%	1.79%	1.69%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.61%	1.51%	1.27%

Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.

Tributary Nebraska Tax-Free Fund
2.Effective August 29, 2024, the section entitled “Performance History for Past 10 Years” beginning on page 12 of the Tributary Nebraska Tax-Free Fund prospectus is hereby deleted in its entirety and replaced with the following:

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance information from December 31, 2007 to December 31, 2015 reflects the performance of the Fund’s predecessor common trust fund. The common trust fund had investment objective, policies, restrictions and guidelines that were equivalent in all material respect to those of the Fund, and was managed by First National Bank of Omaha. The Fund commenced business on January 1, 2016. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance would have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. The predecessor common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by the Act. If the common trust fund had been registered, its performance might have been adversely affected.

Annual Total Returns – Institutional Class (%) Annual Returns as of December 31

The Institutional Plus Class’ total return for the six-month period ended June 30, 2024 was -1.20%.
Best Quarter	Worst Quarter
12/31/23	03/31/22
6.77%	-4.92%

Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Total Returns - Tributary Nebraska Tax-Free Fund	1 Year	5 Years	10 Years
Tributary Nebraska Tax-Free Fund - Institutional Plus Class	4.40%	1.51%	2.20%
Tributary Nebraska Tax-Free Fund - Institutional Plus Class | After Taxes on Distributions	4.33%	1.47%	2.18%
Tributary Nebraska Tax-Free Fund - Institutional Plus Class | After Taxes on Distributions and Sales	3.41%	1.59%	2.31%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	3.03%
Bloomberg Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses or taxes)	5.26%	2.17%	2.58%

Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Balanced Fund
3.Effective August 29, 2024, the section entitled “Performance History for Past 10 Years” beginning on page 18 of the Tributary Balanced Fund prospectus is hereby deleted in its entirety and replaced with the following:

The bar chart and table below show the Fund’s annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund’s performance has varied from year-to year. The table compares the Fund’s average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses or taxes.

Performance for the Fund is available on the Performance tab of the Fund’s website at www.tributaryfunds.com and is updated monthly and quarterly.

Annual Total Returns – Institutional Class (%) Annual Returns as of December 31

The Institutional Class’ total return for the six-month period ended June 30, 2024 was 10.01%.
Best Quarter	Worst Quarter
06/30/20	03/31/20
13.13%	-11.85%

Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Total Returns - Balanced Fund	1 Year	5 Years	10 Years
Balanced Fund - Institutional	17.56%	9.75%	7.06%
Balanced Fund - Institutional | After Taxes on Distributions	15.90%	8.20%	5.49%
Balanced Fund - Institutional | After Taxes on Distributions and Sales	11.37%	7.56%	5.36%
Balanced Fund - Institutional Plus	17.80%	9.97%	7.27%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Composite Index (60% Russell 3000 Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) (reflects no deduction for fees expenses or taxes)	17.45%	9.95%	7.77%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	1.59%	1.72%

Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Institutional Class only, and after-tax returns for the Institutional Plus Class will vary.